Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Party Transactions
Related Party Transactions

Note 4—Related Party Transactions

Founder Shares

On August 28, 2020, Charles W. Ergen (the “Founder”) purchased an aggregate of 28,750,000 shares of the Company’s Class B common stock (the “Founder Shares”) for $25,000, or approximately $0.001 per share and transferred 2,875,000 Founder Shares to Jason Kiser, the Company’s Chief Executive Officer, for approximately the same per-share price initially paid by the Founder. On October 21, 2020, the Founder and Mr. Kiser contributed their Founder Shares to our Sponsor, in return for proportionate equity interests, resulting in our Sponsor holding 28,750,000 Founder Shares. On October 23, 2020, our Sponsor forfeited 7,187,500 Founder Shares, resulting in our Sponsor holding 21,562,500 Founder Shares. All share and per share amounts have been restated to reflect the forfeited shares. On December 14, 2020, as a result of the underwriters not exercising the over-allotment option, our Sponsor forfeited 2,812,500 Founder Shares, resulting in our Sponsor holding 18,750,000 Founder Shares.

On October 23, 2020, the Company granted 10,000 Independent Director Shares to Gerald Gorman, on January 27, 2021, the Company granted 10,000 Independent Director Shares to Adrian Steckel, and on October 29, 2021, the Company granted 10,000 Independent Director Shares to David K. Moskowitz.

The initial stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares or Independent Director Shares until the earlier to occur of (i) 180 days after the completion of the initial Business Combination and (ii) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property. On March 25, 2024, the Company waived the lock-up restrictions set forth in Section 7(a) of that certain letter agreement among the Company, the Sponsor, and the other initial stockholders with respect to 9,375,000 Founder Shares held by the Sponsor, which will allow the Sponsor to transfer any or all of such shares without regard to such restrictions after the completion of our initial business combination, subject to restrictions under applicable securities laws.

Equity Forward Transaction

On November 1, 2023, the Company entered into a subscription agreement (the “Subscription Agreement”) with the Founder or an affiliate (the “Subscriber”, and such subscription agreement, as amended by that certain amendment no. 1 to subscription agreement, dated March 25, 2024, the “Subscription Agreement”). On the Closing Date (as defined in Note 9), the Company completed its previously announced transaction (the “Equity Forward Transaction” or “Equity Forward”) pursuant to the terms of the Subscription Agreement. The closing of the Equity Forward Transaction was contingent upon the consummation of the Transaction. Prior to the Closing Date, Mr. Ergen assigned the Subscription Agreement in accordance with its terms to a trust established for the benefit of his family (the “Trust”). On the Closing Date, the Company issued and sold to the Trust 17,391,300 shares of the Company’s Series A Convertible Preferred Stock, par value $0.0001 per share (the “Preferred Stock”), at an aggregate purchase price of approximately $200 million, or $11.50 per share. The Company used a portion of the proceeds from the Equity Forward Transaction to fund the purchase price for the Property in the Business Combination.

On the Closing Date, the Company filed a Certificate of Designation (the “Certificate of Designation”) with the Secretary of State of the State of Nevada setting forth the terms, rights, obligations and preferences of the Preferred Stock. Pursuant to the Certificate of Designation, on the tenth trading day following the date on which the volume-weighted average price for the Company’s common stock over any twenty trading days within any preceding thirty consecutive trading day period is greater than or equal to $11.50, each share of Preferred Stock will mandatorily be converted into one share of Class A Common Stock, subject to certain limitations and customary adjustments for stock dividends, stock splits and similar corporate actions.

If the Preferred Stock has not earlier been converted, the Company will redeem each Preferred Share after the date that is the fifth anniversary of the closing of the Company’s initial business combination, on not less than 10 nor more than 20 days prior notice, in cash at a price equal to $11.50 per share, subject to certain customary adjustments. This redemption feature requires the financial instrument to be liability classified, and reported at fair value for each reporting period, which is reported as Equity Forward in the Balance Sheets as of March 31, 2024.

The Preferred Stock will entitle Subscriber to receive dividends equal to and in the same form as dividends actually paid on shares of the Company’s common stock, in each case, on an as-converted basis. The Preferred Stock will not have voting rights.

On March 25, 2024, the Company and the Subscriber entered into an amendment to the Subscription Agreement amending the terms of the Preferred Stock issuable thereunder contingent upon, and substantially concurrently with, the consummation of the Transaction, to provide that (i) the issuance of shares of the Company’s common stock on conversion of the Preferred Stock will be subject to prior approval of the Company’s shareholders to the extent (and only to the extent) that such conversion would require stockholder approval under Nasdaq Rule 5635, and (ii) at any time and from time to time following the issuance of the Preferred Stock, the Company may redeem the Preferred Stock in whole or in part, at the option of the Company, at a price equal to $11.50 per share.

Private Placement Warrants

Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 11,333,333 Private Placement Warrants to our Sponsor, each exercisable to purchase one share of Class A common stock at $11.50 per share, at a price of $1.50 per Private Placement Warrant, generating gross proceeds to the Company of $17.0 million.

Each whole Private Placement Warrant is exercisable for one whole share of Class A common stock at a price of $11.50 per share. A portion of the proceeds from the sale of the Private Placement Warrants to our Sponsor was added to the proceeds from the Initial Public Offering to be held in the Trust Account. Had the Company not completed a business combination within the Combination Period, the Private Placement Warrants would have expired worthless. The Private Placement Warrants will be non-redeemable for cash and exercisable on a cashless basis so long as they are held by our Sponsor or its permitted transferees.

Our Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the Business Combination.

Related Party Loans

IPO Expense Loan

On August 28, 2020, the Founder agreed to loan the Company an aggregate of up to $1,000,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). Prior to November 3, 2020, the Company borrowed $373,000 under the Note. This loan was non-interest bearing, unsecured and due at the earlier of December 31, 2021 or the completion of the Initial Public Offering. The loan was repaid upon the closing of the Initial Public Offering out of the offering proceeds. No future borrowings are permitted.

Working Capital Loans

In addition, in order to finance transaction costs in connection with a Business Combination, our Sponsor or an affiliate of our Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants.

On March 1, 2023, our Sponsor agreed to loan the Company an aggregate of up to $250,000 for working capital purposes. The Company issued a promissory note to our Sponsor to evidence the loan. On November 2, 2023, the Company issued the Restated Note in the principal amount of up to $550,000 to the Sponsor. The Restated Note amended, restated, replaced and superseded that certain promissory note dated March 1, 2023, in the principal amount of $250,000. On March 25, 2024, the Company issued the Second Restated Note to the Sponsor. The Second Restated Note amends, restates, replaces and supersedes the Restated Note to increase the principal amount available for borrowings thereunder from up to $550,000 to up to $900,000. As of March 31, 2024, the Company had borrowed $900,000 under the Second Restated Note. The Second Restated Note does not bear interest, matures on the date of consummation of the Business Combination and is subject to customary events of default. The Second Restated Note was to be repaid only to the extent that the Company has funds available to it outside of its Trust Account established in connection with its Initial Public Offering. As of the Closing Date, the Company satisfied and discharged its obligations under the Second Restated Note by repaying in full the principal amount to the Sponsor. See Note 9.

First Extension Note

On October 31, 2022, our Sponsor agreed to loan the Company an aggregate of up to $1,168,774 for making payments into the Trust Account to extend the period for which the Company has to complete and Initial Business Combination. This loan is non-interest bearing, unsecured and due at the earlier of the date of the Initial Business Combination or the liquidation of the Company. Sponsor may elect to convert up to $1,500,000 of the unpaid principal balance of this Note into that number of warrants, each whole warrant exercisable for one share of Class A common stock, $0.0001 par value per share, of the Company (the “First Extension Conversion Warrants”), equal to the principal amount of the note payable so converted divided by $1.50. The First Extension Conversion Warrants shall be identical to the Private Placement warrants issued by the Company in a private placement that took place immediately prior to the closing of the Initial Public Offering. Amounts outstanding under this note as of March 31, 2024 was $1,168,774. The Extension Notes - related party contain an embedded conversion feature that is not clearly and closely related to the debt agreement, which requires bifurcation and reporting at fair value. Due to the conversion feature being out of the money at inception and as of each reporting period, the value of the embedded conversion option is immaterial. As of the Closing Date, the Company satisfied and discharged its obligations under the First Extension Note by repaying in full the principal amount to the Sponsor. See Note 9.

Second Extension Note

On June 2, 2023, our Sponsor agreed to loan the Company an aggregate of up to $539,652 for making payments into the Trust Account to extend the period for which the Company has to complete and Initial Business Combination. This loan is noninterest bearing, unsecured and due at the earlier of the date of the Initial Business Combination or the liquidation of the Company. Sponsor may elect to convert up to $300,000 of the unpaid principal balance of this Note into that number of warrants, each whole warrant exercisable for one share of Class A common stock, $0.0001 par value per share, of the Company (the “Second Extension Conversion Warrants”), equal to the principal amount of the note payable so converted divided by $1.50. The Second Extension Conversion Warrants shall be identical to the Private Placement warrants issued by the Company in a private placement that took place immediately prior to the closing of the Initial Public Offering. As of March 31, 2024, the balance under the Second Extension Note was $539,652. The Extension Notes - related party contain an embedded conversion feature that is not clearly and closely related to the debt agreement, which requires bifurcation and reporting at fair value. Due to the conversion feature being out of the money at inception and as of each reporting period, the value of the embedded conversion option is immaterial. As of the Closing Date, the Company satisfied and discharged its obligations under the Second Extension Note by repaying in full the principal amount to the Sponsor. See Note 9.

Note 4—Related Party Transactions

Founder Shares

On August 28, 2020, Charles W. Ergen (the “Founder”) purchased an aggregate of 28,750,000 shares of the Company’s Class B common stock (the “Founder Shares”) for $25,000, or approximately $0.001 per share and transferred 2,875,000 Founder Shares to Jason Kiser, the Company’s Chief Executive Officer, for approximately the same per-share price initially paid by the Founder. On October 21, 2020, the Founder and Mr. Kiser contributed their Founder Shares to our Sponsor, in return for proportionate equity interests, resulting in our Sponsor holding 28,750,000 Founder Shares. On October 23, 2020, our Sponsor forfeited 7,187,500 Founder Shares, resulting in our Sponsor holding 21,562,500 Founder Shares. All share and per share amounts have been restated to reflect the forfeited shares. On December 14, 2020, as a result of the underwriters not exercising the over-allotment option, our Sponsor forfeited 2,812,500 Founder Shares, resulting in our Sponsor holding 18,750,000 Founder Shares. On October 23, 2020, the Company granted 10,000 Independent Director Shares to Gerald Gorman, and on January 27, 2021, the Company granted 10,000 Independent Director Shares to Adrian Steckel. On October 29, 2021, Mr. David K. Moskowitz was appointed as a new director to the board of directors of the Company and was granted 10,000 Independent Director Shares.

Subscription Agreement

On November 1, 2023, the Company entered into a subscription agreement (the “Subscription Agreement”) with the Founder (the “Subscriber”). Pursuant to the Subscription Agreement, the Subscriber agreed, subject to the closing of the Company’s initial business combination, to purchase, and the Company agreed to issue and sell to the Subscriber, 17,391,300 shares of the Company’s Series A Convertible Preferred Stock, par value $0.0001 per share (the “Preferred Stock”), at an aggregate purchase price of approximately $200 million, or $11.50 per share (the “Equity Forward Transaction” or “Equity Forward”). The closing of the Equity Forward Transaction is contingent upon, and is expected to occur substantially concurrently with, the consummation of the Company’s initial business combination.

In connection with the closing of the Equity Forward Transaction, the Company will file a Certificate of Designation for the Preferred Stock in substantially the form attached as an exhibit to the Subscription Agreement (the “Certificate of Designation”) with the Secretary of State of the State of Nevada setting forth the terms, rights, obligations and preferences of the Preferred Stock. Pursuant to the Certificate of Designation, on the tenth trading day following the date on which the volume-weighted average price for the Company’s common stock over any twenty trading days within any preceding thirty consecutive trading day period is greater than or equal to $11.50, each share of Preferred Stock will mandatorily be converted into shares of the Corporation’s Class A common stock on a one-for-one basis, subject to certain customary adjustments for stock dividends, stock splits and similar corporate actions.

If the Preferred Stock has not earlier been converted, the Company will redeem each Preferred Share after the date that is the fifth anniversary of the closing of the Company’s initial business combination, on not less than 10 nor more than 20 days prior notice, in cash at a price equal to $11.50 per share, subject to certain customary adjustments.

The Preferred Stock will entitle Subscriber to receive dividends equal to and in the same form as dividends actually paid on shares of the Company’s common stock, in each case, on an as-converted basis. The Preferred Stock will not have voting rights.

The initial stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of (i) 180 days after the completion of the initial Business Combination and (ii) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property.

Upon filing the Certificate of Designation, the Series A Convertible Preferred Stock will provide for a mandatory redemption at $11.50 that is five years from the date of issuance, unless converted to Class A common stock at an earlier date. This redemption feature requires the financial instrument to be liability classified and reported at fair value for each reporting period, which is reported as Equity Forward in the Balance Sheet as of December 31, 2023.

Private Placement Warrants

Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 11,333,333 Private Placement Warrants to our Sponsor, each exercisable to purchase one share of Class A common stock at $11.50 per share, at a price of $1.50 per Private Placement Warrant, generating gross proceeds to the Company of $17.0 million.

Each whole Private Placement Warrant is exercisable for one whole share of Class A common stock at a price of $11.50 per share. A portion of the proceeds from the sale of the Private Placement Warrants to our Sponsor was added to the proceeds from the Initial Public Offering to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable for cash and exercisable on a cashless basis so long as they are held by our Sponsor or its permitted transferees.

Our Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination.

Related Party Loans IPO Expense Loan

On August 28, 2020, the Founder agreed to loan the Company an aggregate of up to $1,000,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). Prior to November 3, 2020, the Company borrowed $373,000 under the Note. This loan was non-interest bearing, unsecured and due at the earlier of December 31, 2021 or the completion of the Initial Public Offering. The loan was repaid upon the closing of the Initial Public Offering out of the offering proceeds. No future borrowings are permitted.

Working Capital Loans

In addition, in order to finance transaction costs in connection with a Business Combination, our Sponsor or an affiliate of our Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants.

On March 1, 2023, our Sponsor agreed to loan the Company an aggregate of up to $250,000 for working capital purposes. The Company issued a promissory note to our Sponsor to evidence the loan. On November 2, 2023, the Company issued an amended and restated promissory note (the “Restated Note”) in the principal amount of up to $550,000 to the Sponsor. The Restated Note amends, restates, replaces and supersedes that certain promissory note dated March 1, 2023, in the principal amount of $250,000. The Restated Note does not bear interest, matures on the date of consummation of the Business Combination and is subject to customary events of default. The Restated Note will be repaid only to the extent that the Company has funds available to it outside of its Trust Account established in connection with its Initial Public Offering. As of December 31, 2023, the Company had borrowed $400,000 under the Restated Note. Under the terms of the promissory note, this working capital loan is not convertible into warrants.

First Extension Note

On October 31, 2022, our Sponsor agreed to loan the Company an aggregate of up to $1,168,774 for making payments into the Trust Account to extend the period for which the Company has to complete and Initial Business Combination. This loan is non-interest bearing, unsecured and due at the earlier of the date of the Initial Business Combination or the liquidation of the Company. Sponsor may elect to convert up to $1,500,000 of the unpaid principal balance of this Note into that number of warrants, each whole warrant exercisable for one share of Class A common stock, $0.0001 par value per share, of the Company (the “First Extension Conversion Warrants”), equal to the principal amount of the note payable so converted divided by $1.50. The First Extension Conversion Warrants shall be identical to the Private Placement warrants issued by the Company in a private placement that took place immediately prior to the closing of the Initial Public Offering. Amounts outstanding under this note as of December 31, 2023 and 2022 were $1,168,774 and $333,935, respectively. The Extension Notes - related party contain an embedded conversion feature that is not clearly and closely related to the debt agreement, which requires bifurcation and reporting at fair value. Due to the conversion feature being out of the money at inception and as of each reporting period, the value of the embedded conversion option is immaterial.

Second Extension Note

On June 2, 2023, our Sponsor agreed to loan the Company an aggregate of up to $539,652 for making payments into the Trust Account to extend the period for which the Company has to complete and Initial Business Combination. This loan is noninterest bearing, unsecured and due at the earlier of the date of the Initial Business Combination or the liquidation of the Company. Sponsor may elect to convert up to $300,000 of the unpaid principal balance of this Note into that number of warrants, each whole warrant exercisable for one share of Class A common stock, $0.0001 par value per share, of the Company (the “Second Extension Conversion Warrants”), equal to the principal amount of the note payable so converted divided by $1.50.

The Second Extension Conversion Warrants shall be identical to the Private Placement warrants issued by the Company in a private placement that took place immediately prior to the closing of the Initial Public Offering. As of December 31, 2023, the balance under the Second Extension Note was $539,652. The Extension Notes - related party contain an embedded conversion feature that is not clearly and closely related to the debt agreement, which requires bifurcation and reporting at fair value. Due to the conversion feature being out of the money at inception and as of each reporting period, the value of the embedded conversion option is immaterial.